OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS - Other receivables (Details) - Nonrelated parties - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other receivables
Other receivables - offering consideration		$ 762
Interest receivables	$ 575
Other receivables		56
Other receivables, total	$ 575	$ 818